Equity Activity (Narratives) (Detail 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Activity
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, par value (in dollars per share)	$ 0.2	$ 0.2
Common stock, outstanding (in shares)	1,054,390,937
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Common stock repurchased (in shares)	73,121,942	61,246,371	88,683,716
Common stock repurchased (in dollars)	$ 13,993	$ 12,008	$ 15,034
Common stock repurchase authorization available (in dollars)	14,659
Common stock issued under employee plans (in shares)	9,961,389	15,091,320	20,669,785
Issue of treasury shares as a result of exercises of stock options (in shares)	1,849,883	2,746,169	4,920,198
Purchases of treasury stock under employee plans (in shares)	1,666,069	2,406,007	1,717,246
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 336	$ 468	$ 289